Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,049,000.00
Total Fee Amount	700.26
Total Offset Amount	0.00
Net Fee	$ 700.26
Offering Table N/A
Offset Table N/A	N/A